FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Carrying Amounts and Fair Values of Financial Instruments
The carrying amounts and fair values of the Company’s financial instruments are as follows (dollars in thousands):

	As of December 31, 2016		As of December 31, 2015
	Principal Amount Outstanding	Fair Value	Principal Amount Outstanding	Fair Value
Securitization Notes	$139,741	$134,850	$295,786	$252,897
Nord LB Facility	171,509	171,509	255,278	251,849
CBA Facility	56,146	56,146	88,190	87,070
Term Loan	404,016	406,804	427,781	421,921
Fly Acquisition III Facility	113,045	113,045	—	—
Other Aircraft Secured Borrowings	980,967	980,967	663,069	653,992
2020 Notes	375,000	394,219	375,000	375,000
2021 Notes	325,000	340,438	325,000	333,125
Derivative asset	1,905	1,905	241	241
Derivative liabilities	13,281	13,281	19,327	19,327

Asset and Liabilities Measured at Fair Value on Recurring Basis
As of December 31, 2016 and 2015, the categorized asset and liabilities measured at fair value on a recurring basis, based upon the lowest level of significant inputs to the valuations are as follows (dollars in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2016:
Derivative asset	—	$1,905	—	$1,905
Derivative liabilities	—	13,281	—	13,281
December 31, 2015:
Derivative asset	—	$241	—	$241
Derivative liabilities	—	19,327	—	19,327